Financial Information of Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,256,449	$ 619,075	¥ 142,624,020	$ 20,743,802	¥ 38,878,076	¥ 49,010,541
Prepayments and other current assets, net	6,148,787	894,304	6,616,297
Total current assets	33,014,021	4,801,690	183,112,382
Investments in subsidiaries and VIEs	45,216,118	6,576,412	48,243,558	6,576,412
TOTAL ASSETS	164,687,440	23,952,795	323,109,178
Current liabilities:
Warrants	1,490,844	216,834	3,742,271
Total current liabilities	908,423,767	132,124,757	819,445,350
TOTAL LIABILITIES	908,423,767	132,124,757	819,445,350
SHAREHODERS' EQUITY (DEFICIT)
Ordinary shares	6,502,658	945,772	3,328,852
Additional paid-in capital	2,496,069,065	363,038,188	2,527,215,315
Statutory reserves	28,071,982	4,082,900	28,071,982
Accumulated other comprehensive loss	(9,204,556)	(1,338,746)	(16,445,748)
Accumulated deficit	(3,233,061,063)	(470,229,228)	(3,015,968,137)
Total shareholders' deficit	(711,621,914)	(103,501,114)	(473,797,736)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	164,687,440	23,952,795	323,109,178
Parent Company
Current assets:
Cash and cash equivalents	18	3	18,733	$ 2,725	¥ 58,919	¥ 28,984
Prepayments and other current assets, net	61,979	9,014	59,008
Amounts due from intercompany	1,305,838,856	189,926,384	1,380,804,221
Total current assets	1,305,900,853	189,935,401	1,380,881,962
Investments in subsidiaries and VIEs	(1,635,525,945)	(237,877,382)	(1,586,024,281)
TOTAL ASSETS	(329,625,092)	(47,941,981)	(205,142,319)
Current liabilities:
Accrued expenses and other current liabilities	5,248,838	763,412	4,350,126
Warrants	1,490,844	216,834	3,742,271
Convertible notes	375,257,140	54,578,887	260,563,020
Total current liabilities	381,996,822	55,559,133	268,655,417
TOTAL LIABILITIES	381,996,822	55,559,133	268,655,417
SHAREHODERS' EQUITY (DEFICIT)
Ordinary shares	6,502,658	945,772	3,328,852
Additional paid-in capital	2,496,069,065	363,038,188	2,527,215,315
Statutory reserves	28,071,982	4,082,900	28,071,982
Accumulated other comprehensive loss	(9,204,556)	(1,338,746)	(16,445,748)
Accumulated deficit	(3,233,061,063)	(470,229,228)	(3,015,968,137)
Total shareholders' deficit	(711,621,914)	(103,501,114)	(473,797,736)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	¥ (329,625,092)	$ (47,941,981)	¥ (205,142,319)